UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

            Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

03/31

Date of reporting period:  12/31/2013

Item 1.  Schedule of Investments.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCKS - 97.1%
	AEROSPACE/DEFENSE - 2.2%
3,000	Esterline Technologies Corp. * +	$ 305,880
3,100	United Technologies Corp. +	352,780
		658,660
	AUTO MANUFACTURERS - 2.0%
38,000	Ford Motor Co. +	586,340

	AUTO PARTS & EQUIPMENT - 3.3%
12,000	Lear Corp. +	971,640

	BANKS - 5.0%
22,500	Bank of New York Mellon Corp. +	786,150
15,100	Wells Fargo & Co. +	685,540
		1,471,690
	BEVERAGES - 2.4%
17,000	Coca-Cola Co. +	702,270

	CHEMICALS - 1.7%
15,000	Potash Corp. of Saskatchewan, Inc. +	494,400

	COMPUTERS - 3.2%
1,700	Apple, Inc. +	953,887

	ELECTRIC - 3.4%
6,000	Entergy Corp. +	379,620
15,500	Southern Co. +	637,205
		1,016,825
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
6,700	Emerson Electric Co. +	470,206

	ENGINEERING & CONSTRUCTION - 3.7%
6,000	Fluor Corp.	481,740
67,000	McDermott International, Inc. * +	613,720
		1,095,460
	HEALTHCARE-PRODUCTS - 7.3%
14,000	Baxter International, Inc. +	973,700
14,200	Medtronic, Inc. +	814,938
5,000	Stryker Corp.	375,700
		2,164,338
	HEALTHCARE SERVICES - 2.5%
13,700	Quest Diagnostics, Inc. +	733,498

	INSURANCE - 4.6%
27,000	American International Group, Inc. +	1,378,350

	INTERNET - 2.0%
11,000	Facebook, Inc. - Cl. A * +	601,260

	IRON / STEEL - 1.3%
25,700	Vale SA +	391,925

	MINING - 4.4%
16,000	Freeport-McMoran Copper & Gold, Inc.	603,840
31,100	Newmont Mining Corp. +	716,233
		1,320,073
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	OIL & GAS - 10.3%
6,300	Chevron Texaco Corp. +	$ 786,933
23,200	Ensco PLC +	1,326,576
6,600	Occidental Petroleum Corp.	627,660
5,000	Whiting Petroleum Corp. *	309,350
		3,050,519
	OIL & GAS SERVICES - 1.3%
6,900	Baker Hughes, Inc. +	381,294

	PHARMACEUTICALS - 3.0%
10,500	Mead Johnson Nutrition Co. - Cl. A +	879,480

	PRIVATE EQUITY - 2.1%
20,000	Blackstone Group LP +	630,000

	RETAIL - 11.8%
5,300	Costco Wholesale Corp. +	630,753
12,800	Family Dollar Stores, Inc. +	831,616
7,500	McDonald's Corp. +	727,725
13,500	Target Corp. +	854,145
5,700	Wal-Mart Stores, Inc. +	448,533
		3,492,772
	SEMICONDUCTORS - 8.3%
55,000	GT Advanced Technologies, Inc. * +	479,600
29,100	Intel Corp. +	755,436
16,400	Qualcomm, Inc. +	1,217,700
		2,452,736
	SOFTWARE - 2.7%
21,500	Microsoft Corp. +	804,745

	TELECOMUNICATIONS - 3.8%
50,800	Cisco Systems, Inc.	1,140,460

	TRANSPORTATION - 3.2%
16,400	CH Robinson Worldwide, Inc. +	956,776

	TOTAL COMMON STOCKS (Cost - $26,236,234)	28,799,604

Shares
	SHORT TERM INVESTMENTS - 7.3%
2,158,941	Federated Government Obligations Fund, 0.01%** (Cost - $2,158,941)	2,158,941

	TOTAL INVESTMENTS - 104.4% (Cost - $28,395,175)(a)	$ 30,958,545
	CALL OPTIONS WRITTEN - (4.4) % (Proceeds - $1,140,885)	(1,315,618)
	OTHER ASSETS LESS LIABILITIES - 0.0%	12,921
	NET ASSETS - 100.0%	$ 29,655,848

Contracts
	SCHEDULE OF CALL OPTIONS WRITTEN - (4.4) %
60	American International Group, Inc.	16,680
	Expiration January 2015, Exercise Price $57.50
210	American International Group, Inc.	123,900
	Expiration January 2015, Exercise Price $50.00
17	Apple, Inc.	53,125
	Expiration January 2015, Exercise Price $650.00
69	Baker Hughes, Inc.	35,604
	Expiration January 2014, Exercise Price $50.00
150	Bank of New York Mellon Corp.	38,550
	Expiration January 2015, Exercise Price $35.00

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (4.4) %
110	Baxter International, Inc.	$ 28,160
	Expiration May 2014, Exercise Price $70.00
200	Blackstone Group LP	156,000
	Expiration January 2014, Exercise Price $24.00
99	CH Robinson Worldwide, Inc.	24,552
	Expiration January 2015, Exercise Price $65.00
65	CH Robinson Worldwide, Inc.	9,262
	Expiration January 2015, Exercise Price $70.00
10	ChevronTexaco Corp.	5,310
	Expiration January 2014, Exercise Price $120.00
23	ChevronTexaco Corp.	276
	Expiration January 2014, Exercise Price $130.00
30	ChevronTexaco Corp.	8,940
	Expiration March 2014, Exercise Price $125.00
500	Cisco Systems, Inc.	53,000
	Expiration July 2014, Exercise Price $23.00
230	Cisco Systems, Inc.	11,960
	Expiration January 2015, Exercise Price $27.00
90	Coca-Cola Co.	4,860
	Expiration January 2014, Exercise Price $41.25
80	Coca-Cola Co.	800
	Expiration January 2014, Exercise Price $42.50
43	Costco Wholesale Corp.	19,243
	Expiration January 2015, Exercise Price $130.00
67	Emerson Electric Co.	14,539
	Expiration March 2014, Exercise Price $70.00
26	Ensco International PLC	780
	Expiration January 2014, Exercise Price $60.00
50	Ensco International PLC	400
	Expiration January 2014, Exercise Price $62.50
86	Ensco International PLC	18,060
	Expiration January 2015, Exercise Price $65.00
60	Entergy Corp.	6,600
	Expiration March 2014, Exercise Price $65.00
50	Esterline Technologies	1,500
	Expiration January 2014, Exercise Price $85.00
110	Facebook, Inc.	65,450
	Expiration July 2015, Exercise Price $65.00
27	Family Dollar Stores, Inc.	2,835
	Expiration January 2014, Exercise Price $67.50
21	Family Dollar Stores, Inc.	1,890
	Expiration January 2014, Exercise Price $70.00
80	Family Dollar Stores, Inc.	1,000
	Expiration January 2014, Exercise Price $77.50
200	Ford Motor Co.	1,800
	Expiration January 2014, Exercise Price $16.00
160	Freeport McMoran Copper & Gold, Inc.	38,240
	Expiration January 2015, Exercise Price $41.00
300	GT Advanced Technologies, Inc.	18,000
	Expiration March 2014, Exercise Price $10.00
150	GT Advanced Technologies, Inc.	3,300
	Expiration March 2014, Exercise Price $125.00
73	GT Advanced Technologies, Inc.	6,789
	Expiration June 2014, Exercise Price $11.00
141	Intel Corp.	55,836
	Expiration January 2014, Exercise Price $22.00
50	Intel Corp.	5,850
	Expiration January 2014, Exercise Price $25.00
100	Intel Corp.	16,200
	Expiration January 2015, Exercise Price $27.00
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (4.4) %
40	Lear Corp.	$ 16,400
	Expiration March 2014, Exercise Price $80.00
40	Lear Corp.	13,200
	Expiration June 2014, Exercise Price $85.00
342	McDermott International, Inc.	39,330
	Expiration January 2014, Exercise Price $8.00
23	McDonald's Corp.	1,472
	Expiration January 2014, Exercise Price $97.50
20	McDonald's Corp.	220
	Expiration January 2014, Exercise Price $100.00
32	McDonald's Corp.	5,792
	Expiration June 2014, Exercise Price $100.00
105	Mead Johnson Nutrition Co.	39,375
	Expiration January 2015, Exercise Price $95.00
120	Medtronic, Inc.	30,600
	Expiration January 2014, Exercise Price $55.00
22	Medtronic, Inc.	3,080
	Expiration February 2014, Exercise Price $57.50
100	Microsoft Corp.	25,300
	Expiration January 2014, Exercise Price $35.00
50	Microsoft Corp.	22,400
	Expiration January 2015, Exercise Price $35.00
65	Microsoft Corp.	13,845
	Expiration January 2015, Exercise Price $40.00
30	Newmont Mining Corp.	30
	Expiration January 2014, Exercise Price $34.00
200	Newmont Mining Corp.	10,800
	Expiration February 2014, Exercise Price $25.00
70	Newmont Mining Corp.	6,510
	Expiration January 2015, Exercise Price $33.00
150	Potash Corp of Saskatchewan, Inc.	2,400
	Expiration January 2014, Exercise Price $34.00
164	Qualcomm, Inc.	70,520
	Expiration January 2014, Exercise Price $70.00
137	Quest Diagnostics, Inc.	1,370
	Expiration February 2014, Exercise Price $65.00
110	Southern Co.	1,870
	Expiration February 2014, Exercise Price $43.00
60	Target Corp.	5,280
	Expiration April 2014, Exercise Price $67.50
75	Target Corp.	14,700
	Expiration January 2015, Exercise Price $70.00
31	United Technologies Corp.	29,357
	Expiration February 2014, Exercise Price $105.00
150	Vale SA	28,650
	Expiration January 2015, Exercise Price $15.00
1	Wal-Mart Stores, Inc.	385
	Expiration January 2014, Exercise Price $75.00
16	Wal-Mart Stores, Inc.	3,936
	Expiration March 2014, Exercise Price $77.50
40	Wal-Mart Stores, Inc.	13,880
	Expiration January 2015, Exercise Price $80.00
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (4.4) %
111	Wells Fargo & Co.	$ 59,385
	Expiration January 2014, Exercise Price $40.00
40	Wells Fargo & Co.	6,240
	Expiration January 2014, Exercise Price $44.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $1,140,885)	$ 1,315,618

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.
+ All or a portion of the security is held as collateral for covered calls.
LP - Limited Partnership
PLC - Public Limited Company

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including call options written) is $27,170,837 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,295,541
	Unrealized depreciation:	(823,451)
	Net unrealized appreciation:	$ 2,472,090

IRON HORSE FUND
PORTFOLIO OF INVESTMENST (Unaudited)
DECEMBER 31, 2013

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

IRON HORSE FUND
PORTFOLIO OF INVESTMENST (Unaudited)
DECEMBER 31, 2013

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 28,799,604	$ -	$ -	$ 28,799,604
Short Term Investments		2,158,941	-	-	2,158,941
	Total	$ 30,958,545	$ -	$ -	$ 30,958,545
Liabilities
Calls Options Written		1,315,618	-	-	1,315,618
	Total	$ 1,315,618	$ -	$ -	$ 1,315,618
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

3/3/14

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

3/3/14